Common Stock (Details) - USD ($)											1 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Jun. 09, 2026	Mar. 15, 2026	Mar. 12, 2026	Feb. 12, 2026	Dec. 22, 2025	Oct. 29, 2025	Apr. 02, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 11, 2025	Jun. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jun. 30, 2026		Mar. 31, 2026		Jun. 30, 2025	[5]	Mar. 31, 2025	[3]	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Common Stock [Line Items]
Maximum offering amount sold						$ 4
Issuance of shares	52,000
Proceeds from offering																							$ 6,161,505	$ 7,161,504
Issuance warrants																								132,570
Aggregate proceeds																						912,000
Transaction costs																						152,433	1,266,485	$ 1,683,523		193,876
Warrants outstanding																								2,605,832
Issuance of common stock														$ 202,621	[1]	$ 514,525	[2]			$ 4,701,144				$ 5,284,105	[4]
Shares issued in exchange for services																						$ 250,000	$ 250,000	$ 250,000
Net proceeds					$ 582,961
Net of costs transaction					417,039
Total cash commission																								10.00%
Non-allocable expense allowance																								2.00%
Percentage of common stock equal to warrant																								10.00%
Total increased amount																						$ 4.4		$ 4.4
Private Placement Offering [Member]
Common Stock [Line Items]
Issuance of shares										1,080,814
Proceeds from offering										$ 4,755,582
Per share price (in Dollars per share)										$ 4.4
Maximum Offering [Member]
Common Stock [Line Items]
Maximum offering amount sold						$ 4,000,000			$ 8.5
Issuance of shares								319,528
February 2026 Closing [Member]
Common Stock [Line Items]
Issuance of shares				59,400
Per share price (in Dollars per share)				$ 5
Aggregate proceeds				$ 261,360
Transaction costs				35,640
March 2026 Closing [Member]
Common Stock [Line Items]
Issuance of shares			71,000
Per share price (in Dollars per share)			$ 5
Aggregate proceeds			$ 253,165
Transaction costs			101,835
June 2026 Closing [Member]
Common Stock [Line Items]
Per share price (in Dollars per share)	$ 5
Aggregate proceeds	$ 202,621
Transaction costs	57,379
Common Stock [Member]
Common Stock [Line Items]
Proceeds from offering					$ 1,000,000
Aggregate proceeds																								$ 6,161,505
Transaction costs																								$ 1,460,361
Issuance of common stock (in shares)														52,000	[1]	130,400	[2]			1,400,342	[5]			1,600,342	[4],[6]
Issuance of common stock														$ 5	[1]	$ 13	[2]			$ 140	[5]			$ 160	[4],[6]
Shares issued in exchange for services (in Shares)							54,348							50,000				54,348						54,348	[6]
Shares issued in exchange for services							$ 250,000
Net proceeds																								$ 4,701,144
Common Stock [Member] | Vendor Contract [Member]
Common Stock [Line Items]
Issuance of common stock (in shares)		50,000					54,348
Issuance of common stock		$ 250,000					$ 250,000
Common Stock [Member] | Private Placement Offering [Member]
Common Stock [Line Items]
Issuance of shares					200,000
Per share price (in Dollars per share)					$ 5
Common Stock [Member] | Maximum Offering [Member]
Common Stock [Line Items]
Issuance of shares								319,528
Common Stock [Member] | February 2026 Closing [Member]
Common Stock [Line Items]
Issuance of shares																								59,400
Per share price (in Dollars per share)																								$ 5
Aggregate proceeds				$ 297,000
Common Stock [Member] | March 2026 Closing [Member]
Common Stock [Line Items]
Issuance of shares																								71,000
Per share price (in Dollars per share)																								$ 5
Aggregate proceeds			$ 355,000
Common Stock [Member] | June 2026 Closing [Member]
Common Stock [Line Items]
Aggregate proceeds	$ 260,000
B Warrants [Member]
Common Stock [Line Items]
Issuance warrants																								6.575
Total increased amount																								$ 702,834
B Warrants [Member] | February 2026 Closing [Member]
Common Stock [Line Items]
Increase in warrants													703,582
Warrants outstanding													748
B Warrants [Member] | February 2026 Closing [Member] | Maximum [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)													$ 6.575
B Warrants [Member] | March 2026 Closing [Member]
Common Stock [Line Items]
Increase in warrants												704,550
Warrants outstanding												968				968
Exercise price (in Dollars per share)												$ 6.568				$ 6.568
B Warrants [Member] | March 2026 Closing [Member] | Minimum [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)													$ 6.568
B Warrants [Member] | June 2026 Closing [Member]
Common Stock [Line Items]
Increase in warrants											705,193
Warrants outstanding											643			643								643
Exercise price (in Dollars per share)											$ 6.559			$ 6.559								$ 6.559
B Warrants [Member] | Follow-on Offering [Member]
Common Stock [Line Items]
Warrants outstanding											705,193			705,193								705,193
Exercise price (in Dollars per share)											$ 6.553			$ 6.553								$ 6.553
Placement Agent Warrants [Member]
Common Stock [Line Items]
Total increased amount																								$ 5
Placement Agent Warrants [Member] | Follow-on Offering [Member]
Common Stock [Line Items]
Issuance warrants											38,240			38,240								38,240
Warrants outstanding											18,240			18,240								18,240
Exercise price (in Dollars per share)											$ 5			$ 5								$ 5
Warrant [Member]
Common Stock [Line Items]
Issuance warrants																								2,100,513
Warrants outstanding											2,461,381			2,461,381								2,461,381
Warrant [Member] | March 2026 Closing [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)												$ 6.559				$ 6.559
Warrant [Member] | June 2026 Closing [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)											$ 6.553			$ 6.553								$ 6.553
Warrant [Member] | Follow-on Offering [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)											$ 4.99			$ 4.99								$ 4.99
Warrant [Member] | Common Stock [Member] | Follow-on Offering [Member]
Common Stock [Line Items]
Warrants outstanding											2,461,381			2,461,381								2,461,381
A Warrant [Member]
Common Stock [Line Items]
Expiration date											Sep. 30, 2026			Sep. 30, 2026								Sep. 30, 2026
Warrants outstanding										1
Exercise price (in Dollars per share)										$ 4.4

[1]	Includes gross proceeds of $260,000, less issuance costs of $57,379.
[2]	Includes aggregate gross proceeds of $652,000, less issuance costs of $137,475.
[3]	Includes gross proceeds of $6,161,505, less issuance costs of $1,460,361.
[4]	Includes gross proceeds of $7,161,504, less issuance costs of $1,955,399.
[5]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 4).
[6]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).